Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future aggregate minimum lease payments
Years ended December 31,	Amount
2019	$4,008,358
2020	1,167,009
2021	550,786
$5,726,153